Intangible Assets And Goodwill (Tables)	12 Months Ended
Oct. 31, 2021
Intangible Assets And Goodwill
Schedule of intangible assets and goodwill

Indefinite lived intangible assets and goodwill	Cost ($)
Grower licenses	154,000
Goodwill	245,338
399,338